Note 28 - Retained earnings, revaluation reserves and other reserves	12 Months Ended
Dec. 31, 2019
Retained earnings, revaluation reserves and other reserves.
Retained earnings, revaluation reserves and other reserves

28. Retained earnings, revaluation reserves and other reserves

28.1 Breakdown of the balance

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Legal reserve	653	653	644
Restricted reserve	124	133	159
Reserves for regularizations and balance revaluations	-	3	12
Voluntary reserves	8,331	8,010	8,643
Total reserves holding company	9,108	8,799	9,458
Consolidation reserves attributed to the Bank and dependent consolidated companies.	17,169	14,222	14,266
Total	26,277	23,021	23,724

28.2 Legal reserve

Under the amended Spanish Corporations Act, 10% of any profit made each year must be transferred to the legal reserve. The transfer must be made until the legal reserve reaches 20% of the common stock.

The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.

28.3 Restricted reserves

As of December 31, 2019, 2018 and 2017, the Bank’s restricted reserves are as follows:

Restricted reserves. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Restricted reserve for retired capital	88	88	88
Restricted reserve for parent company shares and loans for those shares	34	44	69
Restricted reserve for redenomination of capital in euros	2	2	2
Total	124	133	159

The restricted reserve for retired capital resulted from the reduction of the nominal par value of the BBVA shares made in April 2000.

The second heading corresponds to restricted reserves related to the amount of shares issued by the Bank in its possession at each date, as well as the amount of customer loans outstanding at those dates that were granted for the purchase of, or are secured by, the parent company shares.

Finally, pursuant to Law 46/1998 on the Introduction of the Euro, a restricted reserve is recognized as a result of the rounding effect of the redenomination of the parent company common stock in euros.

28.4 Retained earnings, revaluation reserves and other reserves by entity

The breakdown, by company or corporate group, under the headings “Retained earnings, revaluation reserves” and “other reserves” in the accompanying consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Retained earnings (losses) and revaluation reserves
Holding Company	16,623	14,701	15,759
BBVA Mexico Group	10,645	10,014	9,442
Garanti BBVA Group	1,985	1,415	751
BBVA Colombia Group	1,130	998	926
Corporación General Financiera S.A.	932	1,084	1,202
BBVA Perú Group	848	756	681
BBV América, S.L.	247	217	195
Catalunyacaixa Inmobiliaria, S.A.	225	233	11
BBVA Chile Group	597	552	951
BBVA Paraguay	130	119	108
Bilbao Vizcaya Holding, S.A.	62	49	(73)
Compañía de Cartera e Inversiones, S.A.	47	108	(20)
Gran Jorge Juan, S.A.	27	(33)	(47)
Banco Industrial de Bilbao, S.A.	(13)	-	25
BBVA Luxinvest, S.A.	(48)	(48)	25
Pecri Inversión S.L.	(50)	(74)	(76)
BBVA Suiza, S.A.	(52)	(53)	(57)
BBVA Portugal Group	(59)	(66)	(436)
BBVA Seguros, S.A.	(99)	(127)	(215)
BBVA Venezuela Group	(125)	(124)	(113)
Grupo BBVA USA Bancshares	(317)	(586)	(794)
BBVA Argentina Group	35	103	999
Anida Grupo Inmobiliario, S.L.	(587)	363	515
Unnim Real Estate	(594)	(587)	(576)
Anida Operaciones Singulares, S.L.	(5,375)	(5,317)	(4,881)
Other	188	(618)	(544)
Subtotal	26,402	23,079	23,758
Other reserves or accumulated losses of investments in joint ventures and associates
Metrovacesa, S.A.	(75)	(61)	(53)
ATOM Bank PLC	(56)	(28)	(12)
Other	6	31	30
Subtotal	(125)	(58)	(35)
Total	26,277	23,021	23,724

For the purpose of allocating the reserves and accumulated losses to the consolidated entities and to the parent company, the transfers of reserves arising from the dividends paid and transactions between these entities are taken into account in the period in which they took place.